MANAGED SECURITIES PLUS FUND, INC.












SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)




                       MANAGED SECURITIES PLUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000
                                   (unaudited)




ASSETS
         Cash......................................................$1,641
                                                                  ---------


NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARE.................$1,641
                                                                  =========



NET ASSETS CONSIST OF:
      Common shares:
          Paid-in capital (Notes A,D).............................. 1,641
                                                                  --------
               Net assets applicable to outstanding capital share..$1,641
                                                                  ========

NET ASSET VALUE PER COMMON SHARE:
          ($1,641 / 1)...........................................$1,641
                                                                  ========









    The accompanying notes are an integral part of the financial statements.

                       MANAGED SECURITIES PLUS FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)





      THE FUND HAD NO ACTIVITY DURING THE SIX MONTHS ENDED JUNE 30, 2000.

















The accompanying notes are an integral part of the financial statements.

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

                       MANAGED SECURITIES PLUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS            FOR THE YEAR
                                                                      ENDED JUNE 30, 2000               ENDED
                                                                          (UNAUDITED)             DECEMBER 31, 1999
                                                                    ------------------------    ---------------------
  INCREASE/(DECREASE) IN NET ASSETS FROM
  OPERATIONS
     Net investment income................................................       -                 $22,089,675
     Net realized loss on investments and foreign currency
         related transactions.............................................       -                  (2,018,403)
     Net change in unrealized appreciation in value of
         investments and translation of other assets and liabilities
         denominated in foreign currencies................................       -                  (6,842,744)
                                                                          ---------            ----------------
     Net increase in net assets resulting from operations.................       -                  13,228,528
                                                                          ---------            ----------------

  Dividends to preferred shareholders:
     Net investment income................................................       -                 (24,696,944)

  Dividends and distributions to common shareholders:
     Net investment income................................................       -                    -
     Net realized gain from investments...................................       -                  (3,180,479)
     Return of capital....................................................       -                (107,346,540)
                                                                          ---------            ----------------
     Total dividends and distributions to shareholders......................     -                (135,223,963)
                                                                          ---------            ----------------

  CAPITAL SHARE TRANSACTIONS
         Redemption of common and preferred shares (Note D).................     -                (408,928,000)
                                                                          ---------            ----------------

     Total decrease in net assets.........................................       -                (530,923,435)
                                                                          ---------            ----------------

  NET ASSETS
     Beginning of period..................................................  $1,641                 530,925,076
                                                                          ---------            ----------------

     End of period........................................................  $1,641                      $1,641
                                                                          =========            ================










The accompanying notes are an integral part of the financial statements.

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
                                                        MANAGED SECURITIES PLUS FUND, INC.
                                                                   FINANCIAL HIGHLIGHTS



===================================================================================================================================

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
===================================================================================================================================


                                                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX MONTHS                               FEBRUARY 5, 1997*
                                                                   ENDED JUNE 30,         FOR THE YEARS  ENDED         THROUGH
                                                                       2000          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                   (UNAUDITED)          1999             1998            1997
                                                                 ---------------   -------------   ---------------  -------------
  PER SHARE OPERATING PERFORMANCE**
         Net asset value, beginning of period....................  $1,641.00      $10,329.52        $10,185.75      $10,000.00
                                                                 ------------   ---------------   ---------------  --------------
         Net investment income...................................         -           742.39            908.58          836.13
         Net realized and unrealized gain on investments and
          foreign currency related transactions..................         -         1,370.95(1)         315.78          187.38 (1)
                                                                 ------------   ---------------   ---------------  --------------
         Net increase in net assets resulting from operations....         -         2,113.34          1,224.36        1,023.51
                                                                 ------------   ---------------   ---------------  --------------

         Dividends to preferred shareholders:
          Net investment income..................................         -          (830.02)          (828.42)        (746.19)
         Dividends and distributions to common shareholders:
          Net investment income..................................         -                -            (73.17)         (90.08)
          Net realized gain from investments.....................         -           (99.28)          (179.00)          (1.49)
         Return of capital.......................................         -        (3,350.72)                -               -
                                                                 ------------   ---------------   ---------------  --------------
         Total dividends and distributions to shareholders.......         -        (4,280.02)        (1,080.59)        (837.76)
                                                                 ------------   ---------------   ---------------  --------------

         Capital Share Transactions:
          Redemption of common shares (Note D)...................         -        (6,521.84)               -               -
                                                                 ------------   ---------------   ---------------  --------------

         Net asset value, end of period..........................$ 1,641.00        $1,641.00        $10,329.52      $10,185.75
                                                                 ============   ===============   ===============  ==============
         Total investment return (2).............................     0.00%          -22.98%             3.79%            2.78%
                                                                 ============   ===============   ===============  ==============

  RATIOS/SUPPLEMENTAL DATA
         Net assets applicable to outstanding capital shares
           at end of period (000's omitted)......................        $2               $2          $530,925        $526,319
         Ratio of expenses to average net assets.................         -            0.13%             0.13%           0.14%(3)
         Ratio of net investment income to average net assets....         -            4.72%             5.47%           5.71%(3)
         Portfolio turnover rate.................................         -           52.76%            66.76%          25.79%
         Value of preferred shares outstanding (000's omitted)...         -                -          $200,000        $200,000
         Net asset coverage per share of preferred shares,
           end of period.........................................         -                -          $265,463        $263,159
         Liquidation value per share of preferred shares,
             if any (4)(Note D) .................................         -                -          $100,000        $100,000


----------
*    Commencement of investment operations.

**   Calculated based on average shares outstanding.

(1) The amount shown for a common share outstanding is not in accordance with the change in the aggregate gains and losses in investments during the period due to the timing of sales of Fund shares in connection with the Fund's offerings and fluctuating net asset values.

(2) Total investment return is calculated assuming a purchase of common shares at the net asset value on the first day and a sale of common shares on the last day of each period. Total investment return includes reinvestment of dividends and distributions, if any. Underwriting discounts and commissions, if any, are not reflected in total investment return. Total investment return is not annualized.

(3)  Annualized.

(4)  Excluding accumulated but unpaid dividends, if any.





The accompanying notes are an integral part of the financial statements.

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                       Managed Securities Plus Fund, Inc.
                          Notes to Financial Statements


NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed Securities Plus Fund, Inc. (the "Fund"), formerly known as Managed Income Securities Plus Fund, Inc., is a non-diversified, closed-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated under the laws of the State of Delaware on January 27, 1997.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on February 5, 1997, the Fund did not have any transactions other than those relating to organizational matters.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Investments, if any, are stated at fair value in the accompanying financial statements. Investments (including short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Fund's Board of Directors. Securities for which quoted bid prices in the judgment of the Service are representative and readily available, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Expenses and fees, including the investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. The net asset value of the Fund is calculated at the end of each month and at any other times determined by the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities, if any, are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts are accreted over the lives of the related investments into interest income with adjustments to the cost of such investments.

U.S. FEDERAL TAX STATUS - The Fund has distributed substantially all of its taxable income in compliance with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund is not subject to a U.S. federal excise tax.

At December 31, 1999, the Fund had capital loss carryforwards of $2,018,403 available as a reduction to the extent provided in regulations of any future net capital gains realized before the end of 2007. To the extent that the capital loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. Based on the Fund's current size and lack of investment activity, it is unlikely that such loss carryforwards will be utilized by the Fund.

DIVIDENDS AND DISTRIBUTIONS - The Fund distributes, at least annually to shareholders substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the respective shares' ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

OTHER - Prior to December 6, 1999 the Fund had outstanding $50,000 aggregate principal amounts of Floating Rate Notes (the "Notes") paying interest quarterly at a floating rate equal to the three month London Interbank Offered Rate ("LIBOR") plus 2.50% per annum. The Notes were redeemable at face value at any time by the Fund. On December 6, 1999, the Fund redeemed the Notes at face value.

NOTE B - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2000, Bear Stearns Asset Management Inc. (the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc. ("Bear Stearns"), served as the Fund's investment adviser pursuant to an Investment Advisory Agreement whereby the Fund has agreed to pay the Adviser a monthly fee equal to an annual rate of 0.075% of the Fund's average monthly net assets. The Adviser has undertaken to waive its fee until further notice.

For the six months ended June 30, 2000, Custodial Trust Company ("CTC"), a wholly-owned subsidiary of Bear Stearns and an affiliate of the Adviser, served as custodian to the Fund. CTC has voluntarily undertaken to waive its fee until further notice.

NOTE C - INVESTMENTS IN SECURITIES

At June 30, 2000, the Fund had no investments in securities.

NOTE D - CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 1,000 shares of $0.01 par value common stock. The Fund currently has one share of common stock outstanding, which is beneficially owned by Bear Stearns. The common shares have not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the common shares may be offered or transferred only in a private transaction.

The Fund is authorized to issue up to 3,000 shares of $0.01 par value preferred stock. The Fund currently has no shares of preferred stock outstanding as a result of the redemption of all 2,000 issued and outstanding shares for $200,000,000 during the year ended December 31, 1999.

BEAR
STEARNS





   MANAGED SECURITIES PLUS FUND, INC.
   575 Lexington Avenue
   New York, NY  10022
   1.212.272.9027











   DIRECTORS AND CORPORATE OFFICERS
   Samuel L. Molinaro, Jr.              Chairman of the Board, President,
                                        Secretary and Treasurer

   INVESTMENT ADVISER                   LEGAL COUNSEL
   Bear Stearns Asset                   Skadden, Arps, Slate, Meagher &
   Management Inc.                      Flom LLP
   575 Lexington Avenue                 Four Times Square
   New York, NY  10022                  New York, NY  10036

   CUSTODIAN                            INDEPENDENT AUDITORS
   Custodial Trust Company              Deloitte & Touche LLP
   101 Carnegie Center                  Two World Financial Center
   Princeton, NJ  08540                 New York, NY  10281












This report, including the financial statements herein, is submitted for the general information of shareholders of the Fund. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report. The financial information included herein is taken from the Fund's records without audit by the Fund's independent auditors who do not express an opinion thereon. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.